Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Intangible assets at beginning	€ 46,608
Amortization	(1,000)	€ (1,000)
Intangible assets at ending	50,381	46,608
Development cost
Intangible assets
Intangible assets at beginning	46,143
Intangible assets at ending	49,958	46,143
Patents and licenses
Intangible assets
Intangible assets at beginning	465
Intangible assets at ending	423	465
Cost
Intangible assets
Intangible assets at beginning	49,262	41,664
Additions	4,739	8,085
Other		(487)
Intangible assets at ending	54,001	49,262
Cost | Development cost
Intangible assets
Intangible assets at beginning	48,671	41,073
Additions	4,739	8,085
Other		(487)
Intangible assets at ending	53,410	48,671
Cost | Patents and licenses
Intangible assets
Intangible assets at beginning	591	591
Intangible assets at ending	591	591
Amortization
Intangible assets
Intangible assets at beginning	(2,654)	(1,692)
Amortization	(966)	(962)
Intangible assets at ending	(3,620)	(2,654)
Amortization | Development cost
Intangible assets
Intangible assets at beginning	(2,528)	(1,608)
Amortization	(924)	(920)
Intangible assets at ending	(3,452)	(2,528)
Amortization | Patents and licenses
Intangible assets
Intangible assets at beginning	(126)	(84)
Amortization	(42)	(42)
Intangible assets at ending	€ (168)	€ (126)